10-Q Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The shares underlying the following outstanding instruments are excluded from the calculation of weighted average diluted shares because their inclusion would have been anti-dilutive for the three and six months ended June 30:

2022
Stock options	127,414,568
Common stock warrants	238,920,875
Pre-2023 Convertible preferred stock	2,576,042,979
Total	2,942,378,422
The shares underlying the following outstanding instruments are excluded from the calculation of weighted average diluted shares because their inclusion would have been anti-dilutive for the years ended December 31:

	2022	2021
Stock options	175,383,887	136,293,365
Convertible debt	40,813,709	—
Preferred stock warrants	—	80,302,455
Common stock warrants	278,076,506	251,435,050
Convertible preferred stock	2,180,734,856	2,099,942,360
Total	2,675,008,958	2,567,973,230

Schedule of Weighted Average Number of Shares	The following reconciles the weighted average number of shares of common stock outstanding—basic to the weighted average number of shares of common stock outstanding—diluted, as used in the calculation of net income per share attributable to common stockholders—basic and diluted in the Company’s condensed consolidated statements of operations:

	Three months ended June 30, 2023	Six months ended June 30, 2023
Weighted average number of shares of common shares outstanding—basic	292,800,860	257,334,845
Stock options	106,085,533	109,746,272
Cumulative mandatorily redeemable Series B preferred stock	144,541,189	144,541,189
Common stock warrants	37,281,342	61,120,073
Pre-2023 Convertible preferred stock	2,576,042,979	2,576,042,979
Weighted average number of shares of common stock outstanding—diluted	3,156,751,903	3,148,785,358